CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock Member	Warrants Member	Additional Paid In Capital Member	Retained Earnings Member	Treasury Stock Member	Accumulated Other Comprehensive Income Member
Total stockholders equity at Dec. 31, 2010	$ 4,765,406	$ 734	$ 66,912	$ 1,478,398	$ 2,327,473	$ (295)	$ 892,184
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	546,045				546,045
Other Comprehensive Income (Loss), Net of Tax	725,969						725,969
Dividends to stockholders	(44,229)				(44,229)
Common stock issuance	2	2
Warrant redemption	154,585	55	(66,912)	221,442
Purchase of treasury stock	(380,345)					(380,345)
Reissuance of treasury stock	51,265			27,934	(10,860)	34,191
Total stockholders equity at Dec. 31, 2011	5,818,698	791	0	1,727,774	2,818,429	(346,449)	1,618,153
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	631,893				631,893
Other Comprehensive Income (Loss), Net of Tax	490,749						490,749
Dividends to stockholders	(61,945)				(61,945)
Purchase of treasury stock	(6,924)					(6,924)
Reissuance of treasury stock	37,716			27,647	(31,122)	41,191
Total stockholders equity at Dec. 31, 2012	6,910,187	791	0	1,755,421	3,357,255	(312,182)	2,108,902
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	418,837				418,837
Other Comprehensive Income (Loss), Net of Tax	(1,103,295)						(1,103,295)
Dividends to stockholders	(77,642)				(77,642)
Purchase of treasury stock	(269,204)					(269,204)
Reissuance of treasury stock	56,644			22,485	(38,512)	72,671
Total stockholders equity at Dec. 31, 2013	$ 5,935,527	$ 791	$ 0	$ 1,777,906	$ 3,659,938	$ (508,715)	$ 1,005,607